Consolidated Balance Sheets - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and cash equivalents	[1],[2]	$ 3,641	$ 3,343
Short-term investments	[1]	19,649	32,779
Trade accounts receivable, less allowance for doubtful accounts: 2015—$384; 2014—$412	[1]	8,176	8,401
Inventories	[1],[3]	7,513	5,663
Current tax assets	[1]	2,662	2,566
Other current assets	[1]	2,163	2,843
Total current assets	[1]	43,804	55,595
Long-term investments	[1]	15,999	17,518
Property, plant and equipment, less accumulated depreciation	[1],[4],[5]	13,766	11,762
Identifiable intangible assets, less accumulated amortization	[1],[6]	40,356	35,166
Goodwill	[1]	48,242	42,069
Noncurrent deferred tax assets and other noncurrent tax assets	[1]	1,794	1,944
Other noncurrent assets	[1]	3,499	3,513
Total assets	[1]	167,460	167,566
Liabilities and Equity
Short-term borrowings, including current portion of long-term debt: 2015—$3,720; 2014—$3,011	[1]	10,160	5,141
Trade accounts payable	[1]	3,620	3,210
Dividends payable	[1]	1,852	1,711
Income taxes payable	[1]	418	531
Accrued compensation and related items	[1]	2,359	1,841
Other current liabilities	[1]	10,990	9,153
Total current liabilities	[1]	29,399	21,587
Long-term debt	[1]	28,818	31,541
Pension benefit obligations, net	[1]	6,310	7,885
Postretirement benefit obligations, net	[1]	1,809	2,379
Noncurrent deferred tax liabilities	[1]	26,877	23,317
Other taxes payable	[1]	3,992	4,353
Other noncurrent liabilities	[1]	5,257	4,883
Total liabilities	[1]	$ 102,463	$ 95,944
Commitments and Contingencies	[1]
Preferred stock, no par value, at stated value; 27 shares authorized; issued: 2015—649; 2014—717	[1]	$ 26	$ 29
Common stock, $0.05 par value; 12,000 shares authorized; issued: 2015—9,178; 2014—9,110	[1]	459	455
Additional paid-in capital	[1]	81,016	78,977
Treasury stock, shares at cost: 2015—3,003; 2014—2,819	[1]	(79,252)	(73,021)
Retained earnings	[1]	71,993	72,176
Accumulated other comprehensive loss	[1]	(9,522)	(7,316)
Total Pfizer Inc. shareholders’ equity	[1]	64,720	71,301
Equity attributable to noncontrolling interests	[1]	278	321
Total equity	[1],[7]	64,998	71,622
Total liabilities and equity	[1]	$ 167,460	$ 167,566

[1]	Amounts may not add due to rounding.
[2]	Amounts may not add due to rounding.
[3]	Increase primarily due to the acquisition of Hospira inventories, which were recorded at fair value. For additional information, see Note 2A.
[4]	Reflects legacy Hospira amounts in 2015 commencing on the Hospira acquisition date, September 3, 2015.
[5]	The increase in total property, plant and equipment is primarily due to the acquisition of Hospira (see Note 2A) and capital additions, partially offset by depreciation and, to a much lesser extent, impairments, disposals and the impact of foreign exchange.
[6]	The increase in Identifiable intangible assets, less accumulated amortization, is primarily due to assets acquired as part of the acquisition of Hospira and Baxter’s portfolio of marketed vaccines, partially offset by amortization, impairments and the impact of foreign exchange. For information about the assets acquired as part of the acquisition of Hospira and Baxter’s portfolio of marketed vaccines, see Note 2A. For information about impairments of intangible assets, see Note 4.
[7]	Amounts may not add due to rounding.